Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2014
Prospectus Date	rr_ProspectusDate	Oct. 30, 2014
James Alpha Global Real Estate Investments Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	sat_SupplementTextBlock

The Saratoga Advantage Trust

James Alpha Global Real Estate Investments Portfolio

CLASS I SHARES (Ticker: JARIX)

CLASS A SHARES (Ticker: JAREX)

CLASS C SHARES (Ticker: JACRX)

Supplement dated October 30, 2014 to the Prospectus Dated December 31, 2013

 (the “Prospectus”)

The information contained in the section entitled “PORTFOLIO SUMMARY”, subsection “Fees and Expenses of the Portfolio” beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the information below, which reflects that the expense cap for Class A shares has been reduced from 2.44% to 1.99% as of October 30, 2014 and that the expense caps for Class A, Class I and Class C shares have each been extended through December 31, 2015:

Fees and Expenses of the Portfolio.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Class A	Class I	Class C
SHAREHOLDER FEES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE	NONE	1.00% (1)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses (2)	0.64%	0.67%	0.65%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement) (2)	2.10%	1.88%	2.86%
Expense Reduction/ Reimbursement	(0.11)%	(0.39%)	(0.19)%
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement) (3)	1.99%	1.49%	2.67%

(1)   Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

 (2)   Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(3) The Total Annual Portfolio Operating Expenses will not exceed 1.99%, 1.49% and 2.67% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively; effective October 30, 2014, the expense cap for Class A shares decreased from 2.44% to 1.99%; effective September 1, 2013 the expense cap for Class I shares decreased from 1.80% to 1.49% and the expense cap for Class C shares decreased from 2.98% to 2.67%.   Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, and extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2015.  This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.  The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the current expense cap.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$765	$1,185	$1,629	$2,858
Class I	$152	$553	$980	$2,169
Class C	$370	$868	$1,492	$3,172

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$765	$1,185	$1,629	$2,858
Class I	$152	$553	$980	$2,169
Class C	$270	$868	$1,492	$3,172

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
James Alpha Global Real Estate Investments Portfolio | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JAREX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 765
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,858
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	765
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,185
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,629
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,858
James Alpha Global Real Estate Investments Portfolio | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JARIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	553
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
James Alpha Global Real Estate Investments Portfolio | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JACRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.86%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	370
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,172
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	270
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	868
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,492
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,172

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	The Total Annual Portfolio Operating Expenses will not exceed 1.99%, 1.49% and 2.67% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively; effective October 30, 2014, the expense cap for Class A shares decreased from 2.44% to 1.99%; effective September 1, 2013 the expense cap for Class I shares decreased from 1.80% to 1.49% and the expense cap for Class C shares decreased from 2.98% to 2.67%. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, and extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2015. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed the current expense cap.
[3]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").